UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04605

First Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Fund Administrative Services

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1 – Schedule of Investments.

Portfolio of Investments as of June 30, 2010 (Unaudited)

FIRST OPPORTUNITY FUND, INC.

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS (87.3%)
DOMESTIC COMMON STOCKS (39.8%)
Agriculture (0.5%)
26,000	Altria Group, Inc.	$521,040
11,000	Philip Morris International, Inc.	504,240

		1,025,280

Banks & Thrifts (19.5%)
63,325	1st United Bancorp, Inc.*	466,072
54,790	Alliance Bankshares Corp.*	147,385
27,800	American River Bankshares*	207,666
8,440	Ameris Bancorp*	81,530
406,400	AmeriServ Financial, Inc.*	654,304
42,594	Bancorp Rhode Island, Inc.	1,115,963
30,289	Bank of Commerce Holdings	143,570
62,500	Bank of Virginia*	215,625
42,700	BCB Bancorp, Inc.	336,903
28,000	Bridge Capital Holdings*	254,800
5,800	Cambridge Bancorp	196,620
35,498	Carolina Trust Bank*	163,291
340,815	CCF Holding Co.*(a)	34,081
14,044	Central Valley Community Bancorp*	90,162
29,600	Central Valley Community Bancorp*(b)(g)	190,032
38,860	Centrue Financial Corp.	77,720
21,500	Citizens & Northern Corp.	230,050
60,000	Community Bank*(b)(c)(g)	3,711,600
56,800	The Connecticut Bank & Trust Co.*	333,984
212,670	East West Bancorp, Inc. (b)(g)	3,243,217
65,566	Eastern Virginia Bankshares, Inc.	426,835
4,085	Evans Bancorp, Inc.	51,675
97,200	FC Holdings, Inc.*(b)(c)(g)	29,160
4,300	First Advantage Bancorp	45,709
39,700	First American International*(b)(c)(g)	455,359
61,678	First California Financial Group, Inc.*	165,914
17,400	First Capital Bancorp, Inc.*	124,584
28,900	First Community Bancshares, Inc.	424,541
36,300	First Interstate Bancsystem, Inc.	570,999
558,729	First Republic Bank*(b)(c)(g)	8,380,942
144,200	First Security Group, Inc.	276,864
66,726	First Southern Bancorp, Inc. - Class B*(c)(g)	800,712
28,200	First State Bank*(b)(c)(g)	28,200
2,880	First Trust Bank*	17,280
193,261	Florida Capital Group*(b)(c)(g)	193,261
7,448	FNB Bancorp	67,032
155,800	Great Florida Bank - Class A*	115,292
15,300	Great Florida Bank - Class B*	1,530
66,000	Greater Hudson Bank N.A.*	290,400
228,000	Hampshire First Bank*(b)(g)	1,995,000
14,900	Heritage Financial Corp.*	223,053
199,918	Heritage Oaks Bancorp*(b)(g)	727,702
36,900	ICB Financial*	81,180
14,200	Katahdin Bankshares Corp.	215,130
126,100	Metro Bancorp, Inc.*	1,556,074
905,600	National Bancshares, Inc.*(b)(c)(g)	624,864
17,300	New England Bancshares, Inc.	133,037
4,000	North Dallas Bank & Trust Co.(c)(g)	170,440
30,400	Oak Ridge Financial Services, Inc.*	156,560
1,900	Old Point Financial Corp.	24,738
44,800	OmniAmerican Bancorp, Inc.*	505,792
24,000	Pacific Continental Corp.	227,280
29,700	Parkway Bank*	23,760
12,500	Peoples Bancorp, Inc.	181,250
162,590	Pilot Bancshares, Inc.*(c)(g)	406,475

1,058,661	Popular, Inc.*	2,837,212
190,540	Republic First Bancorp, Inc.*	371,553
370,345	Seacoast Banking Corp.* (b)(c)(g)	492,559
4,500	Shore Bancshares, Inc.	53,595
69,269	Southern First Bancshares, Inc.*	448,863
79,900	Southern National Bancorp of Virginia, Inc.*	584,069
302,900	Square 1 Financial, Inc.*(b)(c)(g)	1,559,935
73,100	State Bancorp, Inc.	694,450
63,158	Sterling Banks, Inc.*	152,842
9,960	Tower Bancorp, Inc.	218,024
39,164	Valley Commerce Bancorp*	234,984
19,087	Wainwright Bank & Trust Co.	355,973
97,400	Wells Fargo & Co.	2,493,440
238,000	Western Liberty Bancorp*	1,796,900
12,404	Xenith Bankshares, Inc.*	80,626

		43,988,224

Diversified Financial Services (2.5%)
16,241	Affinity Financial Corp.*(b)(c)(g)	0
100,033	Center Financial Corp.*(b)(g)	515,170
25,000	CMET Finance Holding*(c)(d)(g)	830,000
276,300	Highland Financial Partners LP*(c)(d)(g)	0
60,000	Independence Financial Group, Inc.*(b)(c)(g)	282,000
70,215	Mackinac Financial Corp.*	456,397
431,640	Muni Funding Co. of America, LLC*(c)(d)(g)	1,057,518
161,835	Ocwen Financial Corp.*	1,649,099
455,100	Ocwen Structured Investments, LLC*(b)(c)(g)	518,814
349,967	Terra Nova Financial Group*	318,470

		5,627,468

Insurance (3.3%)
241,100	Amtrust Financial Services, Inc.	2,902,844
13,119	Forethought Financial Group, Inc. - Class A*(b)(c)(g)	2,762,861
93,403	Penn Millers Holding Corp.*	1,232,920
179,400	The PMI Group, Inc.*	518,466

		7,417,091

Mining (0.4%)
13,100	Barrick Gold Corp.	594,871
5,800	Freeport-McMoRan Copper & Gold, Inc.	342,954

		937,825

Mortgages & REITS (1.3%)
55,000	Embarcadero Bank*(b)(c)(g)	537,900
155,504	Newcastle Investment Holdings Corp., REIT*(c)(g)	292,348
52,500	Two Harbors Investment Corp.	433,125
87,900	Verde Realty*(b)(c)(g)	1,720,203

		2,983,576

Registered Investment Companies (0.4%)
40,000	Cohen & Steers Infrastructure Fund, Inc.	506,000
42,000	THL Credit, Inc.*	483,000

		989,000
Retail (0.5%)
20,000	Walgreen Co.	534,000
10,000	Wal-Mart Stores, Inc.	480,700

		1,014,700

Savings & Loans (10.9%)
56,001	Abington Bancorp, Inc.	488,329
34,100	Appalachian Bancshares, Inc.*	682
10,000	Auburn Bancorp, Inc.*(c)(g)	75,000
113,600	Beacon Federal Bancorp, Inc.	995,136
14,400	BofI Holding, Inc.*	203,328
96,980	Broadway Financial Corp.(a)	169,715
45,100	Carver Bancorp, Inc.	362,153
61,300	Central Federal Corp.*	95,015
54,346	CFS Bancorp, Inc.	264,122
14,015	Charter Financial Corp.	138,748
14,300	Citizens Community Bank*	66,495
80,444	Citizens South Banking Corp.*(b)(g)	418,311
1,399	Colonial Bankshares, Inc.*	13,095
33,500	Eagle Bancorp	329,975
20,200	ECB Bancorp, Inc.	235,734
30,491	ESSA Bancorp, Inc.	375,344

32,500	Fidelity Federal Bancorp*(c)(g)	387,075
19,238	First Community Bank Corp. of America*	35,783
18,128	Fox Chase Bancorp, Inc.*	173,488
43,400	Georgetown Bancorp, Inc.*	207,452
222,900	Hampden Bancorp, Inc.	2,117,550
22,030	HF Financial Corp.	215,894
47,216	Home Bancorp, Inc.*	609,558
88,948	Home Federal Bancorp, Inc.	1,123,413
58,100	Jefferson Bancshares, Inc.	230,657
35,500	Legacy Bancorp, Inc.	313,110
42,000	Liberty Bancorp, Inc.	386,400
98,012	LSB Corp.	1,190,846
22,600	Malvern Federal Bancorp, Inc.	188,936
59,299	Meridian Interstate Bancorp, Inc.*	646,359
310,300	MidCountry Financial Corp.*(b)(c)(g)	1,241,200
600	Naugatuck Valley Financial Corp.	3,750
113,200	Newport Bancorp, Inc.*	1,378,776
106,998	Ocean Shore Holding Co.	1,110,639
39,000	OceanFirst Financial Corp.	470,730
29,100	Old Line Bancshares, Inc.	217,377
3,450	Oritani Financial Corp.	34,500
82,800	Osage Bancshares, Inc.	579,600
191,410	Pacific Premier Bancorp, Inc.*	802,008
165,930	Perpetual Federal Savings Bank(a)	2,074,125
17,500	Privee, LLC*(b)(c)(g)	0
52,700	Provident Financial Holdings, Inc.	252,960
40,650	Redwood Financial, Inc.*(a)	518,287
89,993	River Valley Bancorp(a)	1,143,811
12,400	Rockville Financial, Inc.	147,684
16,800	Rome Bancorp, Inc.	156,072
6,300	Royal Financial, Inc.*	8,190
308,740	SI Financial Group, Inc.	1,852,440
13,200	Sound Financial, Inc.	66,000
100,000	Sterling Eagle*(c)(g)	0
110,500	Third Century Bancorp*(a)	442,000

		24,557,852

Trucking & Leasing (0.5%)
121,082	Willis Lease Finance Corp.*	1,116,376

TOTAL DOMESTIC COMMON STOCKS
(Cost $134,549,078)		89,657,392

FOREIGN COMMON STOCKS (12.0%)
Australia (0.4%)
321,916	CGA Mining, Ltd.*(b)(g)	604,793
143,826	CGA Mining, Ltd.*	270,210

		875,003

Bermuda (0.6%)
92,330	Assured Guaranty, Ltd.	1,225,219
112,000	Majestic Capital, Ltd.*	30,240
36,500	RAM Holdings, Ltd.*	21,900

		1,277,359

Brazil (0.3%)
117,000	Banco Panamericano S.A.	554,211

Canada (0.3%)
9,600	Genworth MI Canada, Inc.	209,396
37,300	Sino-Forest Corp.*	530,129

		739,525

Cayman Islands (0.4%)
1,414,100	Fantasia Holdings Group Co., Ltd.	237,896
70,457	Phoenix Group Holdings	676,344

		914,240

Denmark (0.4%)
5,490	Gronlandsbanken*	383,031
7,378	Spar Nord Bank A/S*	70,854
19,324	Sydbank A/S*	395,898

		849,783

India (6.7%)
45,582	Axis Bank, Ltd.	1,219,315
16,714	Bajaj Auto, Ltd.	895,204
43,173	Educomp Solutions, Ltd.	495,032
14,934	Financial Technologies India, Ltd.	430,062
132,495	Jindal Saw, Ltd.*	574,539
221,163	Karnataka Bank, Ltd.	845,462
80,902	Kotak Mahindra Bank, Ltd.	1,342,909
186,456	Magma Fincorp, Ltd.	1,170,845
693,370	Manappuram General Finance & Leasing, Ltd.	1,078,609
20,659	Maruti Suzuki India, Ltd.	633,292
17,776	NSE India, Ltd.*(b)(c)(g)	1,454,382
53,608	Reliance Infrastructure, Ltd.	1,386,225
200,259	Shriram Transport Finance Co., Ltd.	2,485,290
66,094	Tata Motors, Ltd.	1,107,852

		15,119,018

Japan (0.5%)
257	Osaka Securities Exchange Co., Ltd.	1,097,297

Pakistan (0.3%)
299,213	Engro Corp., Ltd.	607,277

Puerto Rico (0.4%)
72,800	Oriental Financial Group, Inc.	921,648

Singapore (0.0%)(e)
111,400	ARA Asset Management, Ltd.	85,980

South Korea (0.2%)
51,660	Tong Yang Life Insurance	543,249

Switzerland (1.5%)
137,350	UBS AG*	1,842,632
8,447	Valiant Holding AG	1,576,000

		3,418,632

United Kingdom (0.0%)(e)
8,218	African Barrick Gold, Ltd.*	77,907

TOTAL FOREIGN COMMON STOCKS (Cost $30,979,756)		27,081,129

LIMITED PARTNERSHIPS (34.0%)
1	Bay Pond*(b)(c)(g)	38,275,500
1	Wolf Creek*(b)(c)(g)	38,236,000

		76,511,500

TOTAL LIMITED PARTNERSHIPS (Cost $79,000,000)		76,511,500

DOMESTIC PREFERRED STOCKS (1.0%)
925	Doral Financial, 15.00%*(b)(c)(g)	475,158
1,600	Maiden Holdings, Ltd., Series C, 14.00%*(c)(d)(g)	1,736,000

		2,211,158

TOTAL DOMESTIC PREFERRED STOCK (Cost $2,184,000)		2,211,158

DOMESTIC WARRANTS (0.1%)
195,000	Dime Bancorp, Inc., Litigation Tracking Warrant, strike price $0.00, Expires 12/26/50*	78,000
52,459	Flagstar Bancorp, Warrant, strike price $0.62, Expires 1/30/19* (c)(g)	97,920
6,559	Forethought Financial Group, Warrant, strike price $220.00, Expires 8/13/10* (b)(c)(g)	0
6,560	Forethought Financial Group, Warrant, strike price $220.00, Expires 11/13/10* (b)(c)(g)	0
233,333	Terra Nova Financial Group, Inc., Warrant, strike price $3.00, Expires 3/17/11* (b)(c)(g)	0
181,429	Washington Mutual, Inc., Warrant, strike price $10.06, Expires 4/11/13* (b)(c)(g)	13

		175,933

TOTAL DOMESTIC WARRANTS (Cost $–)		175,933

Par Value
DOMESTIC CORPORATE BONDS & NOTES (0.4%)
Banks (0.4%)
1,010,000	Susquehanna Capital II, 11.00%, due 3/23/40	1,040,300

TOTAL DOMESTIC CORPORATE BONDS & NOTES (Cost $1,010,000)		1,040,300

TOTAL LONG TERM INVESTMENTS (Cost $247,722,834)		196,677,412

SHORT TERM INVESTMENTS (13.4%)
Money Market Fund (13.4%)
30,194,850	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class (7 day Yield 0.000%)(f)	30,194,850

TOTAL SHORT TERM INVESTMENTS (Cost $30,194,850)		30,194,850

TOTAL INVESTMENTS (100.7%) (Cost $277,917,684)		226,872,262
TOTAL LIABILITIES LESS OTHER ASSETS (-0.7%)		(1,648,969)

TOTAL NET ASSETS (100.0%)		$225,223,293

*	Non-income producing security.
(a)	Affiliated Company. See accompanying Notes to Quarterly Portfolio of Investments.
(b)	Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of June 30, 2010, these exemptions had a total value of $108,674,136 or 48.3% of total net assets.
(c)	Indicates a fair valued security. Total market value for fair value securities is $106,833,399 representing 47.4% of total net assets.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.
(e)	Less than 0.05% of total net assets.
(f)	Less than 0.0005%.
(g)	Indicates a security which is considered illiquid. Also see Note 5.

Common Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S - Aktieselskab is a Danish term for joint stock company

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.A.- National Association

REIT- Real Estate Investment Trust

S.A.- Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

June 30, 2010 (unaudited)

Note 1. Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over- the-counter) are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser or sub-adviser, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser or sub-adviser. The Fund uses various valuation techniques that utilize both observable and unobservable inputs including multi-dimensional relational pricing model, option adjusted spread pricing, book value, last available trade, discounted future cash flow models, cost, and comparable company approach. In such circumstances, the adviser or sub-adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser or sub-adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. The Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis. Due to the inherent uncertainty of the valuation of these investments, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

The Portfolio of Investments include investments valued at $106,833,399 (47.4% of total net assets), whose fair values have been estimated by management in the absence of readily determinable fair values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Financial Accounting Standards Board (“FASB”) has issued Accounting Standards Codification™ (“ASC”) and the Fund follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•   Level 1 – unadjusted quoted prices in active markets for identical investments

•   Level 2 – significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund uses the value of investment securities, as of the end of each reporting period, in determining transfers in/out of Levels 1, 2 or 3.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Domestic Common Stocks^	$56,181,231	$16,373,030	$17,103,131	$89,657,392
Foreign Common Stocks^	25,021,954	604,793	1,454,382	27,081,129
Limited Partnerships	-	-	76,511,500	76,511,500
Domestic Preferred Stocks	-	-	2,211,158	2,211,158
Domestic Warrants	78,000	97,933	-	175,933
Domestic Corporate Bonds & Notes	-	1,040,300	-	1,040,300
Short Term Investments	30,194,850	-	-	30,194,850
TOTAL	$111,476,035	$18,116,056	$97,280,171	$226,872,262

Other Financial Instruments*	Level 1	Level 2	Level 3
Credit Default Swaps	-	$1,510,812	-	$1,510,812
TOTAL	-	$1,510,812	-	$1,510,812

^ For detailed descriptions of industry and/or geography classifications, see the accompanying Portfolio of Investments.

* Other financial instruments include swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of March 31, 2010	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or out of Level 3	Balance as of June 30, 2010
Domestic Common Stocks	$16,978,622	$-	$(412,491)	$537,000		$$17,103,131
Foreign Common Stocks	-	-	(62,887)	1,517,269	-	1,454,382
Limited Partnerships	-	-	(2,488,500)	79,000,000	-	76,511,500
Domestic Preferred Stocks	2,737,160	-	(310,002)	(216,000)	-	2,211,158
Domestic Warrants	-	-	(15)	-	15	-
TOTAL	$19,715,782	$-	$(3,273,895)	$80,838,269	$15	$97,280,171

New Accounting Pronouncement: In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts. Such differences, if any, are recorded in the Fund’s following year.

Foreign Currency Translation: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceed the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. The value of the collateral at the time of the execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund had no outstanding repurchase agreements as of June 30, 2010.

Note 2. Unrealized Appreciation/(Depreciation)

On June 30, 2010, based on cost of $277,449,619 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $13,519,059 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $64,096,416, resulting in net unrealized depreciation of $50,577,357.

Note 3. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance as of 4/1/10	Purchases	Sales	Ending Share Balance as of 6/30/10	Dividend Income	Realized Gains (Losses)	Market Value

Broadway Financial Corporation	129,280	-	(32,300)	96,980	$1,293	(11,386)	$169,715
CCF Holding Company	340,815	-	-	340,815	-	-	34,081
Perpetual Federal Savings Bank	165,930	-	-	165,930	24,890	-	2,074,125
Redwood Financial, Inc.	40,650	-	-	40,650	-	-	518,287
River Valley Bancorp	89,993	-	-	89,993	18,899	-	1,143,811
Third Century Bancorp	110,500	-	-	110,500	-	-	442,000
TOTAL					$45,082	$(11,386)	$4,382,019

Note 4. Credit Default Swaps

The Fund may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. Credit default swaps are marked to market periodically using quotations from pricing services. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreement.

Credit default swap contracts entered into by the Fund as of June 30, 2010, were as follows:

Swap Counterparty	Referenced Obligation	Notional Amount		Rates paid by Fund	Termination Date	Upfront Payment Received/(Paid)	Unrealized Gain/(Loss)
Credit Suisse First Boston Intl	Bank of India London	1,000,000	USD	1.00%	6/20/15	20,427	32,473

Morgan Stanley	Barclays Bank	4,500,000	EUR	1.42%	9/20/13	-	(13,977)

Goldman Sachs	BNP Paribas	4,500,000	EUR	0.67%	9/20/13	-	82,696
Credit Suisse First Boston Intl	Capital One Bank	1,000,000	USD	1.00%	12/20/14	(10,425)	6,289

Goldman Sachs	Commerzbank	4,500,000	EUR	0.88%	9/20/13	-	26,699

Morgan Stanley	Credit Agricole	4,500,000	EUR	1.09%	9/20/13	-	51,501

Morgan Stanley	DBR	25,000,000	USD	0.12%	9/20/18	-	655,875

Goldman Sachs	EURO DB	3,400,000	EUR	0.88%	9/20/13	-	45,211
Goldman Sachs	Export-Import Bank of India	1,000,000	USD	1.00%	6/20/15	17,484	34,333
Morgan Stanley	Federative Republic Brazil	1,500,000	USD	1.00%	3/20/15	33,334	(18,514)

Morgan Stanley	IDBI Bank Limited	1,000,000	USD	1.00%	6/20/15	14,470	31,341

Goldman Sachs	Intesa Sanpaolo	4,500,000	EUR	0.57%	9/20/13	-	112,857

Morgan Stanley	Lloyds Bank	4,500,000	EUR	0.89%	9/20/13	-	206,101

Morgan Stanley	NAIGS13V1-5Y	25,000,000	USD	1.00%	12/20/14	50,653	55,347

Morgan Stanley	NAIGS13V1-5Y	25,000,000	USD	1.00%	12/20/14	68,565	37,435

Morgan Stanley	Republic of Korea	3,000,000	USD	1.22%	9/20/13	-	(8,809)
Morgan Stanley	Royal Bank Scotland	4,500,000	EUR	1.37%	9/20/13	-	98,519

Morgan Stanley	Societe Generale	4,500,000	EUR	1.01%	9/20/13	-	44,508
Morgan Stanley	State Bank of India London	1,000,000	USD	1.00%	6/20/15	14,470	30,927
TOTAL						$ 208,978	$ 1,510,812

Note 5. Illiquid Securities

As of June 30, 2010, investments in securities included issues that are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be revalued under methods approved by the Board of Directors as reflecting fair value.

The Fund may invest, without limit, in illiquid securities. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions.

Illiquid securities as of June 30, 2010 are as follows:

Description	Acquisition Date	Cost	Market Value	Market Value as % of Net Assets
Affinity Financial Corp.	3/24/2005	$1,000,000	$-	0.0%
Auburn Bancorp, Inc.	8/4/2008	100,000	75,000	0.0%
Bay Pond	6/1/2010	39,500,000	38,275,500	17.0%
CGA Mining, Ltd.	2/1/2010	664,149	604,793	0.3%
Center Financial Corp.	12/29/2009	375,125	515,170	0.2%
Central Valley Community Bancorp	12/22/2009	155,400	190,032	0.1%
Citizens South Banking Corp.	3/11/2010	362,000	418,311	0.2%
CMET Finance Holding	12/8/2003	2,500,000	830,000	0.4%
Community Bank	2/12/2008	912,100	3,711,600	1.7%
Doral Financial	4/19/10-5/3/10	584,000	475,158	0.2%
East West Bancorp	11/3/2009	1,920,416	3,243,217	1.4%
Embarcadero Bank	7/7/2006	550,000	537,900	0.2%
FC Holdings, Inc.	1/5/2006	972,000	29,160	0.0%
Fidelity Federal Bancorp	10/17/95-11/27/01	2,242,322	387,075	0.2%
First American International	11/29/2005	1,052,050	455,359	0.2%
First Republic Bank	10/21/2009-6/7/2010	8,380,935	8,380,942	3.7%
First Southern Bancorp, Inc. - Class B	3/17/2005	1,634,787	800,712	0.4%
First State Bank	11/21/2007	190,350	28,200	0.0%
Flagstar Bancorp, Warrant, strike price $0.62, Expires 1/30/19	1/30/2009	-	97,920	0.0%
Florida Capital Group	8/23/2006	2,203,175	193,261	0.1%
Forethought Financial Group, Inc. - Class A	11/13/2009	2,623,800	2,762,861	1.2%
Forethought Financial Group, Inc., Warrant, strike price $220.00, Expires 8/13/10	11/13/2009-12/31/2009	-	-	0.0%
Forethought Financial Group, Inc., Warrant, strike price $220.00, Expires 11/13/10	11/13/2009-12/31/2009	-	-	0.0%
Hampshire First Bank	10/31/2006	2,280,000	1,995,000	0.9%
Heritage Oaks Bancorp	6/28/2006-3/10/2010	840,735	727,702	0.3%
Highland Financial Partners LP	10/18/2006	4,558,950	-	0.0%
Independence Financial Group, Inc.	9/13/2004	480,000	282,000	0.1%
Maiden Holdings, Ltd., Series C	1/15/2009	1,600,000	1,736,000	0.8%
MidCountry Financial Corp.	10/22/2004	4,654,500	1,241,200	0.6%
Muni Funding Co. of America, LLC	6/4/07-7/10/09	2,058,848	1,057,518	0.5%
National Bancshares, Inc.	6/6/2006	2,128,160	624,864	0.3%
Newcastle Investment Holdings Corp., REIT	6/5/1998	562,924	292,348	0.1%
North Dallas Bank & Trust Co.	12/12/07-3/13/08	237,478	170,440	0.1%
NSE India, Ltd.	4/30/2010	1,517,269	1,454,382	0.6%
Ocwen Structured Investments, LLC	3/20/07 - 8/27/07	1,547,340	518,814	0.2%
Pilot Bancshares, Inc.	6/13/2005	2,114,992	406,475	0.2%

Privee, LLC	11/17/2004	2,362,500	-	0.0%

Seacoast Banking Corp.	4/9/10-6/16/10	537,000	492,559	0.2%
Square 1 Financial, Inc.	5/3/2005	3,029,000	1,559,935	0.7%
Sterling Eagle	12/31/2002	1,000,000	-	0.0%
Terra Nova Financial Group, Inc., Warrant, strike price $3.00, Expires 3/17/11	3/16/2006	-	-	0.0%
Verde Realty	2/16/2007	2,900,700	1,720,203	0.8%
Washington Mutual, Inc., Warrant, strike price $10.06, Expires 4/11/13	4/14/2008	-	13	0.0%
Wolf Creek	6/1/2010	39,500,000	38,236,000	17.0%
TOTAL		$141,833,005	$114,527,624	50.9%

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the
Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 17 CFR 270.30a-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as
Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Opportunity Fund, Inc.

By:	/s/Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	August 27, 2010

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	August 27, 2010